Prepayments and other assets - Summary of Prepayments and other assets (Parenthetical) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepayments and other assets
Write-downs of prepayments	$ 5,627,000	$ 12,828,000	$ 0
Allowance for credit loss, other receivables	$ 300	$ 13,000	$ 143,000